Employee Benefits - Expected Future Benefit Payments (Details) - Pension Plans $ in Millions	Dec. 31, 2024 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2025	$ 386
2026	394
2027	428
2028	451
2029	470
2030-2034	$ 2,623